Derivative financial instruments for hedging purposes (Tables)	12 Months Ended
Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments Included in Trading Activities [Table Text Block]

As of December 31, 2012 and 2011, quantitative information on derivative financial instruments held for hedging purposes is as follows:

	2012			2011
	Nominal	Fair Value (1)		Nominal	Fair Value (1)
(In thousands of US$)	Amount	Asset	Liability	Amount	Asset	Liability
Fair value hedges:
Interest rate swaps	480,000	8,319	6,600	125,000	16	10,317
Cross-currency interest rate swaps	236,866	3,525	4,665	215,107	56	40,574
Cash flow hedges:
Interest rate swaps	-	-	-	20,000	-	512
Cross-currency interest rate swaps	42,001	7,333	23	42,336	3,549	-
Forward foreign exchange	75,733	62	411	53,264	249	2,339
Net investment hedges:
Forward foreign exchange	6,196	-	48	6,036	289	-
Total	840,796	19,239	11,747	461,743	4,159	53,742

Net gain on the ineffective portion of hedging activities (2)	71			2,849

(1) The fair value of assets and liabilities is reported within the derivative financial instruments used for hedging - receivable and payable lines in the consolidated balance sheets, respectively.

(2) Gains and losses resulting from ineffectiveness and credit risk in hedging activities are reported within the derivative financial instruments and hedging line in the consolidated statements of income.

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]

The gains and losses resulting from activities of derivative financial instruments and hedging recognized in the consolidated statements of income are presented below:

2012
(In thousands of US$)	Gain (loss) recognized in OCI (effective portion)	Classification of gain (loss)	Gain (loss) reclassified from accumulated OCI to the statements of income (effective portion)	Gain (loss) recognized on derivatives (ineffective portion)
Derivatives – cash flow hedge
Interest rate swaps	217

Cross-currency interest rate swaps	3,740	Gain (loss) on foreign currency exchange	2,481	-
		Interest income – loans	(564)	-
Forward foreign exchange	1,742	Interest expense - borrowings	(169)	-
	-	Gain (loss) on foreign currency exchange	3,679	-
Total	5,699		5,427	-

Derivatives – net investment hedge
Forward foreign exchange	109	Gain (loss) on foreign currency exchange	-	-
Total	109		-	-

2011
(In thousands of US$)	Gain (loss) recognized in OCI (effective portion)	Classification of gain (loss)	Gain (loss) reclassified from accumulated OCI to the statements of income (effective portion)	Gain (loss) recognized on derivatives (ineffective portion)
Derivatives – cash flow hedge
Interest rate swaps	987

Cross-currency interest rate swaps	2,270	Gain (loss) on foreign currency exchange	1,958	-

Forward foreign exchange	(2,160)	Interest income – loans	(124)	-
		Interest expense - borrowings	172	-
	-	Gain (loss) on foreign currency exchange	(2,966)	-
Total	1,097		(960)	-

Derivatives – net investment hedge
Forward foreign exchange	289	Gain (loss) on foreign currency exchange	-	-
Total	289		-	-

2010
(In thousands of US$)	Gain (loss) recognized in OCI (effective portion)	Classification of gain (loss)	Gain (loss) reclassified from accumulated OCI to the statements of income (effective portion)	Gain (loss) recognized on derivatives (ineffective portion)
Derivatives – cash flow hedge
Interest rate swaps	460

Cross-currency interest rate swaps	1,690	Gain (loss) on foreign currency exchange	1,171	-

Forward foreign exchange	(759)	Interest income - loans	(477)	-
	-	Gain (loss) on foreign currency exchange	478	-
Total	1,391		1,172	-

Disclosure Related To Gain (Loss) On Derivative Instrument and Hedge Item For Fair Value Hedge [Table Text Block]

The Bank recognized in earnings the gain (loss) on derivative financial instruments and the gain (loss) of the hedged asset or liability related to qualifying fair value hedges, as follows:

2012
(In thousands of US$)	Classification in statements of income	Gain (loss) on derivatives	Gain (loss) on hedged item	Net gain (loss)
Derivatives - fair value hedge
Interest rate swaps	Interest income – available-for-sale	(2,982)	4,776	1,794
	Interest expense – borrowings and debt	1,564	(12,022)	(10,458)
	Derivative financial instruments and hedging (ineffectiveness)	59	-	59

Cross-currency interest rate swaps	Interest income – loans	(239)	522	283
	Interest expense – borrowings and debt	8,024	(11,187)	(3,163)
	Derivative financial instruments and hedging (ineffectiveness)	12	-	12
	Gain (loss) on foreign currency exchange	5,873	(6,469)	(596)
		12,311	(24,380)	(12,069)

2011
(In thousands of US$)	Classification in statements of income	Gain (loss) on derivatives	Gain (loss) on hedged item	Net gain (loss)
Derivatives - fair value hedge
Interest rate swaps	Interest income – available-for-sale	(6,857)	10,266	3,409
	Derivative financial instruments and hedging	74	-	74

Cross-currency interest rate swaps	Derivative financial instruments and hedging (ineffectiveness)	2,849	-	2,849
	Interest income – loans	(33)	55	22
	Interest expense – borrowings	4,352	(7,874)	(3,522)
	Gain (loss) on foreign currency exchange	(17,427)	17,475	48
		(17,042)	19,922	2,880

2010
(In thousands of US$)	Classification in statements of income	Gain (loss) on derivatives	Gain (loss) on hedged item	Net gain (loss)
Derivatives - fair value hedge
Interest rate swaps	Interest income – available-for-sale	(14,760)	22,000	7,240
	Derivative financial instruments and hedging	419	-	419

Cross-currency interest rate swaps	Derivative financial instruments and hedging (ineffectiveness)	(1,865)	-	(1,865)
	Interest income – loans	(45)	89	44
	Interest expense – borrowings	3,812	(7,046)	(3,234)
	Gain (loss) on foreign currency exchange	7,922	(7,994)	(72)
		(4,517)	7,049	2,532